Investment in SRM Entertainment, Inc. (Tables)	9 Months Ended
Sep. 30, 2024
Investments, All Other Investments [Abstract]
Schedule of Equity Method Investment

Summary of Changes to Equity Method Investment

Fair value of Consideration	$1,521,025
Equity in SRM Inc losses	(864,418)
Investment in SRM Inc Balance at December 31, 2023	$657,183

Basis in the 350,000 shares of SRM Inc sold	(58,028)
Equity in SRM Inc losses *	(599,155)
Investment in SRM Inc Balance at September 30, 2024	$-

*	Total portion of SRM Inc’s for the nine months ended September 30, 2024 was $948,989. The Company has a limitation of $599,155 on the amount of losses it can record (balance cannot be less than zero).